CURRENT AND DEFERRED TAXES (Details 5) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Recognized through other comprehensive income	$ 1,276	$ 3,266
Recognized through profit or loss	369,815	356,334
Total deferred tax assets	371,091	359,600
Deferred tax liabilities
Recognized through other comprehensive income	(841)	(5,585)
Recognized through profit or loss	(8,822)	(2,101)
Total deferred tax liabilities	$ (9,663)	$ (7,686)